OTHER CURRENT AND NON-CURRENT ASSETS - Current (Details) - CAD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
OTHER CURRENT AND NON-CURRENT ASSETS
Prepaid expenses and deposits		$ 58,532	$ 55,972
Customer acquisition costs	[1]	45,681	77,939
Green certificates		61,467	63,728
Gas delivered in excess of consumption		649	2,393
Inventory		3,391	3,238
Other current assets		169,720	$ 203,270
Amortization of customer acquisition costs		$ 88,500

[1]	Amortization of $88.5 million is charged to selling commission expense in the Consolidated Statement of Loss.